Operations And Organization (Tables)	12 Months Ended
Dec. 31, 2012
Operations And Organization [Abstract]
Schedule Of Equity Interests
At December 31, 2012, our equity interests in Regency and ETP consisted of:

	General Partner Interest (as a % of total partnership interest)	Incentive Distribution Rights (“IDRs”)	Limited Partner Units
ETP	0.9%	100%	50,226,967
Regency	1.6%	100%	26,266,791